Shareholders' equity - Conditional capital (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Increase in capital stock from exercise of stock options	€ 11,635,000	€ 3,949,000